INCOME TAX	12 Months Ended
Mar. 31, 2018
Major components of tax expense (income) [abstract]
INCOME TAX
18.	INCOME TAX

(a) Income tax expense

The significant components of income tax expense recognized in the statements of income are as follows:

	Years ended March 31,
Income tax expense	2018	2017
Current	$16,086	$13,150
Deferred	2,833	6,087
	$18,919	$19,237

The reconciliation of the Canadian statutory income tax rates to the effective tax rate are as follows:

	Years ended March, 31
	2018	2017
Canadian statutory tax rate	26.25%	26.00%

Income before income taxes	$77,815	$74,735

Income tax expense computed at Canadian statutory rates	20,426	19,431
Foreign tax rates different from statutory rate	(467)	(634)
Change in tax rates	(681)	-
Permanent items and other	1,008	728
Withholding taxes	1,023	760
Change in unrecognized deferred tax assets	(2,378)	(1,136)
Other	(12)	88
Income tax expense	$18,919	$19,237

(b) Deferred income tax

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2018	2017
Net deferred income tax liabilities, beginning of the year	$(27,692)	$(23,224)
Deferred income tax expense recognized in net income for the year	(2,833)	(6,087)
Foreign exchange impact	(2,785)	1,619
Net deferred income tax liabilities, end of the year	$(33,310)	$(27,692)

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2018	March 31, 2017

Deferred income tax assets
Plant and equipment	$1,442	$996
Environmental rehabilitation	2,980	2,775
Other deductible temporary difference	890	382
Total deferred income tax assets	5,312	4,153

Deferred income tax liabilities
Plant and equipment	(261)	(246)
Mineral rights and properties	(37,308)	(31,434)
Unrealized gain on investments	(876)	-
Other taxable temporary difference	(177)	(165)
Total deferred income tax liabilities	(38,622)	(31,845)

Net deferred income tax liabilities	$(33,310)	$(27,692)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2018	March 31, 2017

Non-capital loss carry forward	$82,882	$77,886
Plant and equipment	27,050	23,529
Mineral rights and properties	15,539	20,602
Other deductible temporary difference	18,876	23,806
	$144,347	$145,823

As at March 31, 2018, the Company has the following net operating losses, expiring in various years to 2039 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2019	$-	$4,205	$4,205
2020	-	5,003	5,003
2021	-	7,435	7,435
2022	-	3,388	3,388
2023	-	4,345	4,345
2027	1,530	-	1,530
2029	2	-	2
2030	3,858	-	3,858
2031	6,749	-	6,749
2032	9,658	-	9,658
2033	9,898	-	9,898
2034	9,446	-	9,446
2035	7,042	-	7,042
2036	993	-	993
2037	1,673	-	1,673
2038	2,476	-	2,476
2039	5,181	-	5,181
	$58,506	$24,376	$82,882

As at March 31, 2018, temporary differences of $196,435 (March 31, 2017 - $162,380) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.